Financial Instruments and Fair Value Disclosures (Details) - USD ($) $ in Thousands		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Apr. 25, 2024	Dec. 31, 2023	Jun. 20, 2023	Jun. 16, 2023	Jun. 15, 2023	Jun. 08, 2023
Revenues [Abstract]
Maximum aggregate amount of loss due to credit risk		$ 2,114	$ 1,638
Financial Instruments and Fair Value Disclosures [Abstract]
Vessel held for sale	$ 17,774	17,774		$ 17,774	$ 0
Impairment loss	$ 0	1,087	0
Changes in fair value of warrants' liability		$ 0	6,335
Private Placement Warrants [Member]
Financial Instruments and Fair Value Disclosures [Abstract]
Fair value			7,504
Recurring [Member] | Level 3 [Member] | Private Placement Warrants [Member]
Financial Instruments and Fair Value Disclosures [Abstract]
Fair value			$ 409
Nonrecurring [Member] | Level 3 [Member] | Private Placement Warrants [Member]
Financial Instruments and Fair Value Disclosures [Abstract]
Fair value						$ 57	$ 141	$ 276	$ 286
Revenues [Member] | Charterer Concentration Risk [Member] | Charterer A [Member]
Revenues [Abstract]
Concentration risk, percentage		23.00%	0.00%
Revenues [Member] | Charterer Concentration Risk [Member] | Charterer B [Member]
Revenues [Abstract]
Concentration risk, percentage		20.00%	0.00%
Revenues [Member] | Charterer Concentration Risk [Member] | Charterer C [Member]
Revenues [Abstract]
Concentration risk, percentage		14.00%	0.00%
Revenues [Member] | Charterer Concentration Risk [Member] | Charterer D [Member]
Revenues [Abstract]
Concentration risk, percentage		12.00%	26.00%
Revenues [Member] | Charterer Concentration Risk [Member] | Charterer E [Member]
Revenues [Abstract]
Concentration risk, percentage		0.00%	21.00%
Revenues [Member] | Charterer Concentration Risk [Member] | Charterer F [Member]
Revenues [Abstract]
Concentration risk, percentage		0.00%	11.00%